UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-2815

COPLEY FUND, INC.
-----------------
(Exact name of registrant as specified in charter)

5348 Vegas Drive, Suite 391
Las Vegas, Nevada 89108
(Address of principal offices)(Zip code)

East Biz Com, Inc.
5348 Vegas Drive
Las Vegas, Nevada 89108
(Name and address of agent for service)

Registrant's Telephone Number, including Area Code: 702-871-8678

Date of Fiscal Year End: FEBRUARY 28

Date of Reporting Period: NOVEMBER 30, 2010

Item 1. Schedule of Investments

Copley Fund, Inc.
Schedule of Investments
November 30, 2010 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 113.26%
Banking - 4.93%
J.P. Morgan Chase & Company	42,000	$1,569,960
PNC Financial Services Group, Inc.	25,000	1,346,250
		2,916,210
Consumer Products - 1.57%
Kimberly-Clark Corp.	15,000	928,350

Diversified Utility Companies - 13.15%
Alliant Energy Corp.	20,000	726,200
Dominion Resources, Inc.	60,000	2,491,800
NextEra Energy, Inc.	90,000	4,555,800
		7,773,800
Drug Companies - 4.27%
Bristol Myers Squibb Co.	100,000	2,524,000

Electric & Gas - 18.00%
American Electric Power, Inc.	35,000	1,246,000
First Energy Corp.	40,000	1,404,400
Great Plains Energy, Inc.	30,000	559,500
Integrys Energy Group, Inc.	20,000	974,000
Progress Energy, Inc.	40,000	1,747,600
Public Service Enterprise Group, Inc.	30,000	924,900
Scana, Corp.	50,000	2,031,000
Sempra Energy, Inc.	35,000	1,753,150
		10,640,550
Electric Power Companies - 17.95%
Ameren Corp.	12,500	359,000
DTE Energy Co.	55,000	2,450,250
Duke Energy Corp.	54,600	958,230
Exelon Corp.	23,200	913,384
Nstar Corp.	50,000	2,070,000
PPL Corp.	100,000	2,541,000
Southern Co.	35,000	1,320,200
		10,612,064
Gas Utilites & Supplies - 10.78%
Delta Natural Gas Co.	20,000	620,200
New Jersey Resources Corp.	56,250	2,424,938
Northwest Natural Gas Co.	40,000	1,952,800
WGL Holdings, Inc.	38,000	1,377,880
		6,375,818

Copley Fund, Inc.
Schedule of Investments (Continued)
November 30, 2010 (Unaudited)

	Shares	Market Value
Insurance - 3.80%
Arthur J. Gallagher & Co.	80,000	$2,246,400

Lodging - 1.71%
Wynn Resorts, Ltd.	10,000	1,011,000

Office Equipment - 1.48%
Pitney Bowes, Inc.	40,000	877,600

Oils - 22.20%
Chevron Texaco Corp.	46,200	3,740,814
Exxon-Mobil Corp.	106,086	7,379,342
Sunoco, Inc.	50,000	2,007,000
		13,127,156
Pipelines - 1.10%
Spectra Energy Corp.	27,300	648,921

Retail - 1.74%
Wal-Mart Stores, Inc.	19,000	1,027,710

Telephone - 10.58%
AT&T, Inc.	95,000	2,640,050
Frontier Communications Corp.	62,803	571,507
Verizon Communications, Inc.	95,000	3,040,950
		6,252,507

TOTAL COMMON STOCKS (Cost $26,337,994) - 113.26%		66,962,086
Liabilities in excess of other assets - (13.26%)		(7,836,772)
NET ASSETS - 100.00%		$59,125,314
_____________________
At November 30, 2010, the net unrealized appreciation based on cost for financial reporting purposes of $26,337,994 was as follows:

Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost	$40,894,693
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value	(270,601)
Net unrealized appreciation	$40,624,092

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

Copley Fund, Inc.
Schedule of Investments (Continued)
November 30, 2010 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	66,962,086	-	-	66,962,086
Total	66,962,086	-	-	66,962,086

The Fund did not hold any Level 3 securities during the period.
*Refer to the Schedule of Investments for industry classifications.

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) COPLEY FUND, INC.

By (Signature and Title)  /s/ Irving Levine
BY:  Irving Levine
ITS: President
(Chief Executive Officer/Chief Financial Officer)
Date: 1/14/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Irving Levine
BY:  Irving Levine
ITS: President
(Chief Executive Officer/Chief Financial Officer)
Date: 1/14/11